Note 26 - Related Party Transactions	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of related party [text block]
26.	RELATED PARTY TRANSACTIONS

Parties are considered to be related if
one
party has the ability to control the other party or exercise influence over the other party in making financial or operating decisions. The definition includes subsidiaries and other persons.

The acquisition of Filter Group gives rise to a related party transaction as the seller representative of Filter Group is the son of the Executive Chair of Just Energy. In
April 2019,
$10.6
million of a deferred purchase consideration related to the acquisition of Filter Group was repaid. Other than this transaction described throughout the consolidated financial statements, there have been no
other related party transactions during the year ended
March 31, 2020.
Key management personnel are defined as those individuals having authority and responsibility for planning, directing and controlling the activities of Just Energy and consist of the Executive Chair, the Chief Executive Officer and the Chief Financial Officer.

	March 31, 2020	March 31, 2019
Salaries and benefits	$2,334	$2,493
Share-based compensation expense, net	625	1,163
	$2,959	$3,656